Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2024
Disclosure of detailed information about financial instruments [abstract]
Reconciliation of Changes in the Fair Value of Available for Sale Financial Assets
The following table summarizes revenues and associated expenses related to HMLP:

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2024	2023	2024	2023
Revenues from Construction and Management Services	47	49	116	112
Transportation Expenses	67	67	207	205

Total
As at December 31, 2023	131
Acquisitions	3
Changes in Fair Value	139
As at September 30, 2024	273

Summary of Unrealized Risk Management Positions
Summary of Risk Management Positions

	September 30, 2024			December 31, 2023
	Risk Management			Risk Management
As at	Asset	Liability	Net	Asset	Liability	Net
Crude Oil, Condensate, Natural Gas, and Refined Products	6	8	(2)	11	19	(8)
Power Contracts	6	2	4	2	—	2
Renewable Power Contracts	—	13	(13)	18	—	18
	12	23	(11)	31	19	12

Summary of Fair Value Hierarchy for Risk Management Assets and Liabilities Carried at Fair Value
The following table presents the Company’s fair value hierarchy for risk management assets and liabilities carried at fair value:

	September 30,	December 31,
As at	2024	2023
Level 2 – Prices Sourced From Observable Data or Market Corroboration	2	(6)
Level 3 – Prices Sourced From Partially Unobservable Data	(13)	18
	(11)	12

Reconciliation of Changes in the Fair Value of Cenovus's Risk Management Assets and Liabilities	The following table provides a reconciliation of changes in the fair value of Cenovus’s risk management assets and liabilities:

Total
As at December 31, 2023	12
Change in Fair Value of Contracts in Place, Beginning of Year	(11)
Change in Fair Value of Contracts Entered Into During the Period	(23)
Fair Value of Contracts Realized During the Period	11
As at September 30, 2024	(11)

Summary of Earnings Impact of (Gain) Loss from Risk Management Positions	Earnings Impact of (Gains) Losses From Risk Management Positions

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2024	2023	2024	2023
Realized (Gain) Loss	(27)	—	11	1
Unrealized (Gain) Loss	7	72	31	88
(Gain) Loss on Risk Management	(20)	72	42	89
Realized and unrealized gains and losses on risk management are recorded in the reportable segment to which the derivative instrument relates.
Summary of Changes in Inputs to Option Pricing Model, Resulted in Unrealized Gains (Losses) Impacting Earnings Before Income Tax
The following table summarizes the sensitivity of the fair value of Cenovus’s risk management positions to independent fluctuations in commodity prices and foreign exchange rates, with all other variables held constant. Management believes the fluctuations identified in the table below are a reasonable measure of volatility.
The impact of fluctuating commodity prices and foreign exchange rates on the Company’s open risk management positions could have resulted in an unrealized gain (loss) impacting earnings before income tax as follows:

As at September 30, 2024	Sensitivity Range	Increase	Decrease
Crude Oil and Condensate Commodity Price	± US$10.00/bbl Applied to WTI, Condensate and Related Hedges	1	(1)
Crude Oil and Condensate Differential Price (1)	± US$2.50/bbl Applied to Differential Hedges Tied to Production	10	(10)
WCS (Hardisty) Differential Price	± US$5.00/bbl Applied to WCS Differential Hedges Tied to Production	(17)	17
Refined Products Commodity Price	± US$10.00/bbl Applied to Heating Oil and Gasoline Hedges	—	—
Natural Gas Commodity Price	± US$1.00/Mcf (2) Applied to Natural Gas Hedges Tied to Production	—	—
Natural Gas Basis Price	± US$0.50/Mcf Applied to Natural Gas Basis Hedges	1	(1)
Power Commodity Price	± C$20.00/MWh (3) Applied to Power Hedges	89	(89)
U.S. to Canadian Dollar Exchange Rate	± $0.05 in the U.S. to Canadian Dollar Exchange Rate	11	(12)
(1)Excluding WCS at Hardisty.
(2)One thousand cubic feet (“Mcf”).
(3)One thousand kilowatts of electricity per hour (“MWh”).